FINANCIAL INSTRUMENTS (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Fair Value Disclosures [Abstract]
SCHEDULE OF FINANCIAL INSTRUMENT

The following table shows a reconciliation from the opening balances to the ending balances for Level 3 fair value:

	December 31, 2023	June 30, 2024
	SGD’000	SGD’000
As of January 1,	245	245
Addition	-	303
Change in fair value recognized in profit or loss	-	(49)
As of December 31/June 30	245	499

The following table shows a reconciliation from the opening balances to the ending balances for Level 3 fair value:

	2022	2023	2023
	SGD’000	SGD’000	USD’000
As of January 1,	243	245	186
Change in fair value recognized in profit or loss	2	-	-
As of December 31,	245	245	186